Loss And Loss Adjustment Expense Reserves Historical Claims Duration (Details)	Dec. 31, 2020
Personal Lines Segment | Agency Channel | Personal Lines - Liability
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Short-duration Insurance Contracts, Historical Claims Duration, Year One	45.60%
Short-duration Insurance Contracts, Historical Claims Duration, Year Two	31.20%
Short-duration Insurance Contracts, Historical Claims Duration, Year Three	12.00%
Short-duration Insurance Contracts, Historical Claims Duration, Year Four	5.60%
Short-duration Insurance Contracts, Historical Claims Duration, Year Five	2.20%
Personal Lines Segment | Agency Channel | Personal Lines - Physical Damage
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Short-duration Insurance Contracts, Historical Claims Duration, Year One	98.60%
Short-duration Insurance Contracts, Historical Claims Duration, Year Two	1.20%
Short-duration Insurance Contracts, Historical Claims Duration, Year Three	(0.20%)
Short-duration Insurance Contracts, Historical Claims Duration, Year Four	0.00%
Short-duration Insurance Contracts, Historical Claims Duration, Year Five	0.00%
Personal Lines Segment | Direct Channel | Personal Lines - Liability
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Short-duration Insurance Contracts, Historical Claims Duration, Year One	44.70%
Short-duration Insurance Contracts, Historical Claims Duration, Year Two	31.70%
Short-duration Insurance Contracts, Historical Claims Duration, Year Three	12.60%
Short-duration Insurance Contracts, Historical Claims Duration, Year Four	5.70%
Short-duration Insurance Contracts, Historical Claims Duration, Year Five	2.20%
Personal Lines Segment | Direct Channel | Personal Lines - Physical Damage
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Short-duration Insurance Contracts, Historical Claims Duration, Year One	100.00%
Short-duration Insurance Contracts, Historical Claims Duration, Year Two	(0.10%)
Short-duration Insurance Contracts, Historical Claims Duration, Year Three	(0.30%)
Short-duration Insurance Contracts, Historical Claims Duration, Year Four	0.00%
Short-duration Insurance Contracts, Historical Claims Duration, Year Five	0.00%
Commercial Lines Segment | Commercial Lines - Liability
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Short-duration Insurance Contracts, Historical Claims Duration, Year One	21.70%
Short-duration Insurance Contracts, Historical Claims Duration, Year Two	29.30%
Short-duration Insurance Contracts, Historical Claims Duration, Year Three	21.40%
Short-duration Insurance Contracts, Historical Claims Duration, Year Four	13.20%
Short-duration Insurance Contracts, Historical Claims Duration, Year Five	6.50%
Commercial Lines Segment | Commercial Lines - Physical Damage
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Short-duration Insurance Contracts, Historical Claims Duration, Year One	88.90%
Short-duration Insurance Contracts, Historical Claims Duration, Year Two	10.00%
Short-duration Insurance Contracts, Historical Claims Duration, Year Three	0.00%
Short-duration Insurance Contracts, Historical Claims Duration, Year Four	0.10%
Short-duration Insurance Contracts, Historical Claims Duration, Year Five	0.00%
Property Segment | Property
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Short-duration Insurance Contracts, Historical Claims Duration, Year One	71.90%
Short-duration Insurance Contracts, Historical Claims Duration, Year Two	20.80%
Short-duration Insurance Contracts, Historical Claims Duration, Year Three	3.50%
Short-duration Insurance Contracts, Historical Claims Duration, Year Four	1.20%
Short-duration Insurance Contracts, Historical Claims Duration, Year Five	0.80%